Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Interest Bearing Deposit [Line Items]
2013	$ 50,809
2014	20,186
2015	9,487
2016	7,687
2017	4,641
Thereafter	7,015
Time deposits maturities, after next twelve months	$ 99,825